OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE	2 Months Ended	9 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Other Investments Purchase Deposits And Notes Receivable
OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.	OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.1	Investment in Assets Sold by HSCP

On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations pursuant to the HSCP Transaction, for an aggregate total of $3,000,000 in consideration, payable in a series of tranches, subject to receipt of all necessary regulatory and other approvals. A payment of $250,000 was to be due at closing and the payment of the remaining purchase price was to depend on the timing of the closing. The Company also executed the HSCP MSA, a management services agreement, pursuant to which the Company agreed to pay $21,500 per month as consideration for services rendered thereunder, until the completion of the HSCP Transaction. In accordance with the MSA, the Company owned all production from the growing assets derived from the growing operations of HSCP, and the Company operated the growing facility of HSCP under the MSA until receipt of the necessary regulatory approvals relating to the acquisition by the Company of HSCP’s growing assets. The Company had no involvement with the retail operations contemplated in the agreement until the HSCP Transaction was completed.

On April 14, 2022, the HSCP Transaction closed with modifications to the original terms: the retail purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a promissory note payable with a principal sum of $1,250,000, which was fully paid during the transition period ended December 31, 2023.

6.2	Notes Receivable

	Note
Changes in notes receivable	6.2.1	6.2.2	Total $
Balance - October 31, 2022	-	-	-
Advances	1,170,101	250,000	1,420,101
Accrued interest	8,758	1,667	10,425
Balance - October 31, 2023	1,178,859	251,667	1,430,526
Advances	982,758	-	982,758
Accrued interest	30,755	5,083	35,838
Balance – December 31, 2023	2,192,372	256,750	2,449,122
Current portion	-	-	-
Non-current portion	2,192,372	256,750	2,449,122

6.2.1	Iron Flag Draw Down Promissory Note

On October 4, 2023, the Company announced that it signed a definitive agreement with an option to acquire 70% of ABCO, pending regulatory approval from the CRC. ABCO was granted a conditional cultivation and manufacturing license by the CRC and will receive its annual cultivation license soon. GR Unlimited executed the Iron Flag Promissory Note with ABCO’s affiliate, Iron Flag, to fund tenant improvements and for general working capital at the 50,000 square foot facility leased by ABCO for use in ABCO’s cannabis cultivation operations under construction and estimated to be completed in the second quarter of 2024.

Pursuant to the Iron Flag Promissory Note, GR Unlimited shall make the maximum amount available to Iron Flag, LLC in one or more advances in an aggregate amount not to exceed $4,000,000. Interest on the outstanding principal borrowed shall accrue at a rate of 12.5% per annum commencing with respect to each advance and accruing until the date the standing advances and all accrued interest is paid in full.

As at December 31, 2023, the outstanding balance of the Iron Flag Promissory Note was $2,152,859 (October 31, 2023 - $1,170,101), and the accrued interest receivable was $39,513 (October 31, 2023 - $8,758).

6.2.2	New Jersey Retail Promissory Note

On October 3, 2023, GR Unlimited executed a promissory note and advanced $250,000 to an individual representing the principal amount of the note (the “NJ Retail Promissory Note”). Pursuant to the NJ Retail Promissory Note agreement, interest on the outstanding principal borrowed shall accrue at a rate of 12% per annum provided that, if the extended maturity date of the note is triggered, interest shall accrue on the outstanding balance commencing on the maturity date and ending on the extending maturity date of the promissory note.

As at December 31, 2023, the outstanding balance of the NJ Retail Promissory Note was $250,000 (October 31, 2023 - $250,000), and the accrued interest receivable was $6,750 (October 31, 2023 - $1,667).

Subsequent to the transition period ended December 31, 2023, the Company signed a related definitive agreement on January 16, 2024, to invest in the development of an adult-use dispensary in West New York, New Jersey. Also see subsequent event in note 26.2.

6.	OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE

6.1	Investment in Assets Sold by High Street Capital Partners, LLC (“HSCP”)

On February 5, 2021, the Company agreed to acquire substantially all of the assets of the growing and retail operations pursuant to the HSCP Transaction, for an aggregate total of $3,000,000 in consideration, payable in a series of tranches, subject to receipt of all necessary regulatory and other approvals. A payment of $250,000 was to be due at closing and the payment of the remaining purchase price was to depend on the timing of the closing. The Company also executed the HSCP Management Services Agreement (“MSA”), pursuant to which the Company agreed to pay $21,500 per month as consideration for services rendered thereunder, until the completion of the HSCP Transaction. In accordance with the MSA, the Company owned all production from the growing assets derived from the growing operations of HSCP, and the Company operated the growing facility of HSCP under the MSA until receipt of the necessary regulatory approvals relating to the acquisition by the Company of HSCP’s growing assets. The Company had no involvement with the retail operations contemplated in the agreement until the HSCP Transaction was completed.

On April 14, 2022, the HSCP Transaction closed with modifications to the original terms: the retail purchase was mutually terminated, and total consideration for the acquisition was reduced to $2,000,000. Upon closing, the Company had paid $750,000 towards the acquisition, and owed a principal sum of $1,250,000 as a Secured Promissory Note, which was fully paid during the two months ended December 31, 2023.

6.2	Investment in ABCO Garden State, LLC (“ABCO”)

On October 4, 2023, the Company announced that it signed a definitive agreement with an option to acquire 70% of ABCO, pending regulatory approval from the New Jersey Cannabis Regulatory Commission (“CRC”). As of May 31, 2024, the Company executed the first option to acquire a 44% membership interest in ABCO. ABCO received licensing approval from the CRC and has an annual NJ cultivation license with local zoning, planning approvals and sufficient power supply. The Company purchased the first option to acquire 44% of ABCO for total consideration of $1,257,142, which has been paid via conversion of previously advanced amounts. The Company may exercise the second option to purchase an additional 26% membership interest in ABCO, pending regulatory approval, two years after operations commence. The purchase price for the second option is $722,858, which remains classified as Other Investments.

6.3	Notes Receivable

Transactions related to the Company’s notes receivable for the nine months ended September 30, 2024, and the two months ended December 31, 2023, include the following:

	Notes
Movement in notes receivable	6.3.1	6.3.2	6.3.3	6.3.4	6.3.5	Total $
Balance – October 31, 2023	1,178,860	251,667	-	-	-	1,430,526
Advances	982,757	-	-	-	-	982,758
Accrued interest	30,755	5,083	-	-	-	35,838
Balance – December 31, 2023	2,192,372	256,750	-	-	-	2,449,122
Advances	1,847,141	-	1,150,000	400,000	2,500,000	5,897,141
Accrued interest	337,548	9,667	66,250	23,410	39,521	476,396
Repayments	(161,959)	(266,417)	-	-	-	(428,376)
Balance – September 30, 2024	4,215,102	-	1,216,250	423,410	2,539,521	8,394,283
Current portion	1,333,333	-	-	423,410	2,539,521	4,296,264
Non-current portion	2,881,769	-	1,216,250	-	-	4,098,019

6.3.1	ABCO Promissory Note (Formerly Iron Flag Promissory Note)

On October 3, 2023, GR Unlimited executed the ABCO Promissory Note with ABCO’s affiliate, Iron Flag LLC, to fund tenant improvements and for general working capital at the 50,000 square foot facility leased by ABCO for use in ABCO’s cannabis cultivation operations under construction and estimated to be completed in the third quarter of 2024.

Pursuant to the ABCO Promissory Note, GR Unlimited shall make the maximum amount available in one or more advances in an aggregate amount not to exceed $4,000,000. Interest on the outstanding principal borrowed shall accrue at a rate of 12.5% per annum commencing with respect to each advance and accruing until the date the standing advances and all accrued interest is paid in full. As of the unaudited condensed interim consolidated statements of financial position dated September 30, 2024, the Company has advanced the full $4M agreed to under the ABCO Promissory Note. An additional $2,054,782 has been funded, of which $1,257,142 has been converted to equity in ABCO, and $797,640 remains outstanding which will inure to the payment of the option for the remaining 26% equity that can be exercised two years from the commencement of operations.

As at September 30, 2024, the outstanding balance of the ABCO Promissory Note was $3,888,889 (December 31, 2023 - $2,152,859) and the accrued interest was $326,213 (December 31, 2023 - $30,755).

6.3.2	New Jersey Retail Promissory Note

On October 3, 2023, GR Unlimited executed a promissory note and advanced $250,000 to an individual representing the principal amount of the note. Pursuant to the promissory note agreement, interest on the outstanding principal borrowed shall accrue at a rate of 12% per annum provided that, if the extended maturity date of the note is triggered, interest shall accrue on the outstanding balance commencing on the maturity date and ending on the extended maturity date of the promissory note.

As at September 30, 2024, the outstanding balance of the promissory note was $nil (December 31, 2023 - $250,000) and accrued interest was $nil (December 31, 2023 - $5,083) as the total balance was fully paid.

6.3.3	Convertible Note

On January 16, 2024, the Company signed a definitive agreement to invest in the development of an adult-use dispensary in West New York, New Jersey. As part of this agreement, GR Unlimited executed a secured convertible promissory note and initially advanced $500,000 to Nile of NJ LLC, a New Jersey limited liability company. The Company advanced an additional $650,000 to Nile of NJ LLC. Pursuant to the secured convertible promissory note agreement, interest on the outstanding principal borrowed shall accrue at a rate of 10%. The Company received equity investments of $600,000 into Retail Ventures from various parties including $500k from related parties to fund this investment.

As at September 30, 2024, the outstanding balance of the convertible promissory note was $1,150,000 (December 31, 2023 - nil ), and the accrued interest was $66,250 (December 31, 2023 - nil ).

6.3.4	ABCO Bridge Note

On June 3, 2024, GR Unlimited executed a promissory note and advanced $400,000 to ABCO representing the principal amount of the note. Pursuant to this promissory note, interest on the outstanding principal borrowed shall accrue at a rate of 18% per annum provided that the extended maturity date is not triggered, in which interest shall accrue at a rate of 22% on the outstanding balance commencing on the maturity date and ending on the extended maturity date.

As at September 30, 2024, the outstanding balance of the promissory note was $400,000 (December 31, 2023 - nil ), and the accrued interest was $23,410 (December 31, 2023 - nil ).

6.3.5	ABCO Drawdown Promissory Note

On June 24, 2024, GR Unlimited executed a promissory note and advanced $500,000 to ABCO. Pursuant to this note, GR Unlimited shall make the maximum amount available to ABCO in one or more advances in an aggregate amount not to exceed $3,000,000. Interest on the outstanding principal borrowed shall accrue at a rate of 10.5% per annum.

As at September 30, 2024, the outstanding balance of the promissory note was $2,500,000 (December 31, 2023 - nil ), and the accrued interest was $39,521 (December 31, 2023 - nil ).